Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts - Convertible Notes Payable [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Face value of convertible notes payable [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		$ 5,150,000	$ 14,108,876
Ending balance			5,150,000
Amortization of debt discounts
Repayments		(3,367,290)
Conversion		(1,782,710)	(17,130,969)
Unamortized debt discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		(358,284)	(717,260)
Ending balance			(358,284)
Amortization of debt discounts		358,284	1,290,050
Repayments
Conversion			245,980
Convertible notes payable, net of unamortized discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		4,791,716	13,391,616
Ending balance			4,791,716
Amortization of debt discounts		358,284	1,290,050
Repayments		(3,367,290)
Conversion		(1,782,710)	(16,884,989)
Third parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		4,791,716	10,954,042
Ending balance			4,791,716
Amortization of debt discounts		358,284	1,290,050
Repayments		(3,367,290)
Conversion		(1,782,710)	(14,447,415)
Related parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance			2,437,574
Ending balance
Amortization of debt discounts
Repayments
Conversion			$ (2,437,574)